SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Total	10,300,000	11,300,000	19,301,945
Common stock warrants [Member]
Total	0	0	4,551,945
Stock options [Member]
Total	10,300,000	11,300,000	14,750,000